General and administrative costs	9 Months Ended
Sep. 30, 2021
General and administrative costs
General and administrative costs

14. General and administrative costs

General and administrative costs amount to € 12,052,000 for the nine month period ended September 30, 2021 (nine month period ended September 30, 2020: € 10,173,000).